Cash Flow Detail - Investing Activities, Proceeds and Payments on Financial Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 1,835	€ 1,004	€ 296
Payments on financial investments not included under cash equivalents	(1,132)	(965)	(1,106)
Legal deposits
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	11	0	0
Payments on financial investments not included under cash equivalents	(33)	(54)	(75)
Long-term deposits
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	0	0	(150)
Collateral guarantees on derivatives
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	1,793	806	72
Payments on financial investments not included under cash equivalents	(947)	(754)	(781)
Derivatives of Telefónica, S.A.
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(12)	0	0
Purchase of Prisa´s stake by Telefónica, S.A.
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(15)	0	0
Other Investments
Disclosure of associates [line items]
Payments on financial investments not included under cash equivalents	(125)	(157)	(100)
China Unicom
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	0	0	72
Seguos de Vida y Pensiones Antares
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	3	78	49
Shortcut I GmbH & Co. KG Technological innovation based business project development
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	0	21	0
Other Associates
Disclosure of associates [line items]
Proceeds on financial investments not included under cash equivalents	€ 28	€ 99	€ 103